CONVERTIBLE LOAN (Details)				0 Months Ended		12 Months Ended														12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Oct. 24, 2012 IFC Loan USD ($)	Oct. 24, 2012 IFC Loan CNY	Dec. 31, 2013 IFC Loan USD ($) item	Dec. 31, 2013 IFC Loan CNY	Dec. 31, 2012 IFC Loan CNY	Dec. 31, 2012 IFC Loan USD ($)	Jun. 12, 2012 IFC Loan USD ($)	Jun. 12, 2012 IFC Loan CNY	Oct. 24, 2012 IFC Loan Minimum USD ($)	Jun. 12, 2012 IFC Loan Minimum USD ($)	Dec. 31, 2013 IFC Loan Interest rate change feature USD ($)	Dec. 31, 2013 IFC Loan Interest rate change feature CNY	Dec. 31, 2012 IFC Loan Interest rate change feature USD ($)	Dec. 31, 2012 IFC Loan Interest rate change feature CNY	Oct. 24, 2012 IFC Loan Interest rate change feature USD ($)	Oct. 24, 2012 IFC Loan Interest rate change feature CNY	Dec. 31, 2013 IFC Loan Within 12 months from the date of the Loan Agreement	Dec. 31, 2013 IFC Loan Within 12 months from the date of the Loan Agreement Minimum USD ($)	Dec. 31, 2013 IFC Loan At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan	Dec. 31, 2013 IFC Loan At any time prior to the fifth anniversary of the date of the first disbursement of the IFC Loan Minimum USD ($)	Sep. 17, 2013 IFC C Loan CEIHL USD ($)
Convertible loan
Amount of debt that may be converted												$ 1,000,000	$ 1,000,000
Period prior to which debt may be converted				5 years	5 years
Conversion price (in dollars per share)				$ 10						$ 10
Variable interest rate margin (as a percent)						4.50%	4.50%													3.50%		3.00%
Variable rate basis						6-month LIBOR	6-month LIBOR
Average trading price of ADSs (in dollars per share)																					$ 7.0		$ 12.0
Period for average trading price of ADSs																				3 months			4 months
Number of equal semi-annual installments						2	2
Penalty interest rate (as a percent)						2.00%	2.00%
Penalty interest amount							1,082,000
Proceeds from issuance accounted for as the conversion feature						0
Intrinsic value of embedded conversion feature						0
Costs incurred attributable to the issuance of Loan						567,000	3,432,000
Front fee paid							4,924,000
Front fee amortization amount							4,881,000	0
Fair value of derivative assets														28,000	170,000	28,000	181,000	61,000	369,000
Summary of convertible loan
Principal IFC loan				20,000,000	125,710,000		102,905,000	125,710,000	20,000,000	20,000,000	125,710,000							20,000,000	121,074,000					17,000,000
Unamortized discount								(4,554,000)
Net carrying amount	$ 16,999,000	102,905,000	121,156,000
Required liquidated damages (as a percent)				0.50%	0.50%
Each period for which liquidated damages required				30 days	30 days
Required liquidated damages cap (as a percent)				6.00%	6.00%
Period within which registration statement is required to be declared effective in the event there are no SEC comments						30 days	30 days
Period within which registration statement is required to be declared effective in the event there are SEC comments						90 days	90 days
Period after conversion of debt, for which Company required to maintain the effectiveness of the registration statement						1 year	1 year